CONDENSED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Office equipment, accumulated depreciation (in dollars)	$ 15	$ 10	$ 7
Intangible assets, accumulated amortization (in dollars)	$ 90	$ 77	$ 60
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	80,000,000	80,000,000
Common stock, shares issued	27,252,966	22,298,424	21,457,419
Common stock, shares outstanding	27,252,966	22,298,424	21,457,419